Aristotle Small Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Communication Services - 1.7%
TKO Group Holdings, Inc. (a)	21,261	$3,021,401

Consumer Discretionary - 5.0%
1-800-Flowers.com, Inc. - Class A (a)	115,068	940,106
Carter's, Inc.	29,665	1,607,546
Designer Brands, Inc. - Class A	106,257	567,412
KB Home	29,197	1,918,827
Monro, Inc.	39,936	990,413
Sonos, Inc. (a)	88,739	1,334,634
Wolverine World Wide, Inc.	66,118	1,467,820
		8,826,758

Consumer Staples - 2.8%
Chefs' Warehouse, Inc. (a)	25,191	1,242,420
Herbalife Ltd. (a)	66,786	446,798
J & J Snack Foods Corp.	10,346	1,604,975
Nu Skin Enterprises, Inc. - Class A	44,376	305,751
TreeHouse Foods, Inc. (a)	40,284	1,415,177
		5,015,121

Energy - 5.3%
Ardmore Shipping Corp.	183,050	2,224,057
International Seaways, Inc.	30,214	1,085,891
Northern Oil & Gas, Inc.	46,081	1,712,370
Oceaneering International, Inc. (a)	104,622	2,728,542
Patterson-UTI Energy, Inc.	160,203	1,323,277
Ring Energy, Inc. (a)	220,637	300,066
		9,374,203

Financials - 13.3%
Baldwin Insurance Group, Inc. - Class A (a)	32,990	1,278,692
BankUnited, Inc.	37,675	1,438,055
Banner Corp.	20,889	1,394,758
Berkshire Hills Bancorp, Inc.	25,102	713,650
Byline Bancorp, Inc.	90,221	2,616,409
Customers Bancorp, Inc. (a)	30,419	1,480,797
eHealth, Inc. (a)	39,801	374,129
Euronet Worldwide, Inc. (a)	23,732	2,440,599
First Interstate BancSystem, Inc. - Class A	30,948	1,004,882
Flushing Financial Corp.	58,893	840,992
National Bank Holdings Corp. - Class A	64,499	2,777,327
Pacific Premier Bancorp, Inc.	45,607	1,136,526
Texas Capital Bancshares, Inc. (a)	13,549	1,059,532
United Community Banks, Inc. of Georgia	44,994	1,453,756
Veritex Holdings, Inc.	60,605	1,646,032
Voya Financial, Inc.	27,182	1,870,937
		23,527,073

Health Care - 14.4%
Acadia Healthcare Co., Inc. (a)	49,651	1,968,662
Avid Bioservices, Inc. (a)	59,267	731,947
Charles River Laboratories International, Inc. (a)	8,479	1,565,223
Chemed Corp.	5,117	2,710,987
Cross Country Healthcare, Inc. (a)	70,320	1,277,011
Haemonetics Corp. (a)	23,919	1,867,596
HealthEquity, Inc. (a)	37,985	3,644,661
Merit Medical Systems, Inc. (a)	42,274	4,088,741
ModivCare, Inc. (a)	36,143	427,933
Pediatrix Medical Group, Inc. (a)	45,009	590,518
Prestige Consumer Healthcare, Inc. (a)	39,110	3,054,100
QuidelOrtho Corp. (a)	22,012	980,635
Supernus Pharmaceuticals, Inc. (a)	68,578	2,479,781
		25,387,795

Industrials - 25.6%(b)
AerCap Holdings NV	42,508	4,068,016
Albany International Corp. - Class A	27,045	2,162,789
Amentum Holdings, Inc. (a)	40,346	848,476
AZEK Co., Inc. (a)	61,025	2,896,857
Barnes Group, Inc.	55,376	2,617,070
Casella Waste Systems, Inc. - Class A (a)	19,381	2,050,704
Chart Industries, Inc. (a)	15,364	2,932,066
Columbus McKinnon Corp./NY	53,695	1,999,602
Dycom Industries, Inc. (a)	20,222	3,519,841
FTI Consulting, Inc. (a)	7,157	1,367,917
GXO Logistics, Inc. (a)	25,514	1,109,859
Hexcel Corp.	15,060	944,262
Huron Consulting Group, Inc. (a)	39,543	4,913,613
KBR, Inc.	38,690	2,241,312
Liquidity Services, Inc. (a)	62,299	2,011,635
Matthews International Corp. - Class A	53,461	1,479,800
Mercury Systems, Inc. (a)	42,225	1,773,450
Pursuit Attractions and Hospitality, Inc. (a)	57,008	2,423,410
Titan Machinery, Inc. (a)	35,087	495,779
Wabash National Corp.	30,631	524,709
Westinghouse Air Brake Technologies Corp.	8,283	1,570,374
WillScot Holdings Corp. (a)	41,298	1,381,418
		45,332,959

Information Technology - 18.0%
ACI Worldwide, Inc. (a)	73,843	3,833,190
Advanced Energy Industries, Inc.	27,045	3,127,213
ASGN, Inc. (a)	29,196	2,433,195
Belden, Inc.	26,798	3,017,723
Benchmark Electronics, Inc.	29,087	1,320,550
Box, Inc. - Class A (a)	77,205	2,439,678
Insight Enterprises, Inc. (a)	8,406	1,278,553
Itron, Inc. (a)	37,033	4,021,043
Knowles Corp. (a)	131,581	2,622,409
Littelfuse, Inc.	4,662	1,098,600
MACOM Technology Solutions Holdings, Inc. (a)	31,891	4,142,960
Novanta, Inc. (a)	12,374	1,890,376
Rogers Corp. (a)	6,873	698,365
		31,923,855

Materials - 5.0%
Alamos Gold, Inc. - Class A	105,412	1,943,798
Axalta Coating Systems Ltd. (a)	35,351	1,209,711
Silgan Holdings, Inc.	40,964	2,132,176
Summit Materials, Inc. - Class A (a)	61,940	3,134,164
Tronox Holdings PLC	39,616	398,933
		8,818,782

Utilities - 1.9%
ALLETE, Inc.	14,109	914,263
Unitil Corp.	45,463	2,463,640
		3,377,903
TOTAL COMMON STOCKS (Cost $120,311,643)		164,605,850

REAL ESTATE INVESTMENT TRUSTS - 5.1%	Shares	Value
Americold Realty Trust, Inc.	40,720	871,408
Armada Hoffler Properties, Inc.	114,546	1,171,806
Community Healthcare Trust, Inc.	59,317	1,139,480
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89,103	2,390,633
JBG SMITH Properties	32,744	503,275
Safehold, Inc.	26,325	486,486
STAG Industrial, Inc.	71,508	2,418,400
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,158,622)		8,981,488

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
iShares Russell 2000 ETF	3,330	735,797
iShares Russell 2000 Value ETF	4,470	733,840
TOTAL EXCHANGE TRADED FUNDS (Cost $916,115)		1,469,637

TOTAL INVESTMENTS - 98.9% (Cost $132,386,380)		175,056,975
Other Assets in Excess of Liabilities - 1.1%		2,023,279
TOTAL NET ASSETS - 100.0%		$177,080,254
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.